Notes Receivable	6 Months Ended
Mar. 31, 2023
Notes Receivable [Abstract]
NOTES RECEIVABLE

NOTE 4 – NOTES RECEIVABLE

Notes receivable consisted of banker’s acceptance of $2,968 and nil received from the Company’s customers as of March 31, 2023 and September 30, 2022, respectively. This bank acceptance was transferred to the Company through endorsement by its customer.